Segment Reporting (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Segment reporting
Total revenues	$ 85,518	$ 54,165	$ 222,589	$ 135,758	$ 241,008	$ 144,272
Other income	29	826	1,249	1,994	7,493	2,294
Interest expense	(184)	(982)	(1,798)	(5,997)	(6,978)	(16,954)
Expenses related to early repayment of debt	(5,105)		(5,105)	(16,984)	(16,984)
Loss from continuing operations before income taxes	1,618	3,240	11,202	(22,170)	(4,305)	(54,453)
Total assets	536,870		536,870		347,262	305,010
Corporate and unallocated
Segment reporting
Total assets					107,054	73,338
Homebuilding
Segment reporting
Total revenues	60,802	33,524	145,054	64,980
Operating earnings (loss)	7,531	4,768	15,426	(864)
Total assets	277,975		277,975		186,786
Homebuilding | Operating segments
Segment reporting
Total revenues					146,926	57,101
Operating earnings (loss)					14,011	(36,245)
Total assets					186,786	171,373
Real Estate Services
Segment reporting
Total revenues	20,524	16,863	60,915	55,537
Operating earnings (loss)	868	(55)	3,153	1,574
Total assets	17,758		17,758		15,056
Real Estate Services | Operating segments
Segment reporting
Total revenues					73,070	68,185
Operating earnings (loss)					1,395	(24)
Total assets					15,056	17,948
Amenities
Segment reporting
Total revenues	4,192	3,778	16,620	15,241
Operating earnings (loss)	(1,521)	(1,317)	(1,723)	(1,893)
Total assets	35,813		35,813		38,366
Amenities | Operating segments
Segment reporting
Total revenues					21,012	18,986
Operating earnings (loss)					(3,242)	(3,524)
Total assets					$ 38,366	$ 42,351
Revenues | Geographic Concentration | Florida
Segment reporting
Percentage of total revenues generated from operations in Florida					98.00%